FINANCE INCOME AND FINANCE COSTS	12 Months Ended
Dec. 31, 2021
FINANCE INCOME AND FINANCE COSTS
NOTE 17 - FINANCE INCOME AND FINANCE COSTS

NOTE 17 – FINANCE INCOME AND FINANCE COSTS

Finance income and finance costs for the years ended December 31, 2021, 2020 and 2019, are detailed below:

In Thousands of US Dollars
Description	2021	2020	2019

Interest income	$8	$27	$213
Net foreign exchange gain(loss)	(2)	(3)	(12)
Finance income	6	24	201
Interest and bank charges	(20)	(30)	(18)
Financial costs	(20)	(30)	(18)
Operating lease interest expense	(19)	(12)	(20)
Total finance income and costs	$(33)	$(18)	$163